UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07963

The NYSA Series Trust

(Exact name of registrant as specified in charter)

507 Plum Street Suite 120

Syracuse, New York 13204

(Address of principal executive offices)(Zip code)

Robert F. Cuculich

Pinnacle Advisors LLC

507 Plum Street Suite 120

Syracuse, New York 13204

 (Name and address of agent for service)

Registrant's telephone number, including area code: (315) 251-1101

Date of fiscal year end: March 31

Date of reporting period: December 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	NYSA Fund
	Schedule of Investments
	December 30, 2014 (Unaudited)

Shares				Value

COMMON STOCK - 96.34%

Biotechnology - 0.96%
1,000	Celldex Therapeutic, Inc. *			$ 18,250

Bituminous Coal & Lignite Mining - 0.94%
10,000	Arch Coal, Inc.			17,800

Commericl Banks, NEC - 0.79%
1,000	Barclays, Plc.			15,010

Copper - 8.03%
6,500	Freeport McMoran Copper, Inc.			151,840

Crude Petroleum & Natural Gas - 0.96%
20,000	Magellan Petroleum Corp. *			18,200

Deep Sea Foreign Transportation of Freight - 0.22%
10,000	Box Ships, Inc. *			8600
75,000	DryShips, Inc. *			79,500
15,000	Knightsbridge Tankers Ltd. (Bermuda)			67,950
1,000	Navios Maritime Holdings, Inc.			4,110
				160,160
Drilling Oil & Gas Wells - 1.96%
4,000	Ocean Rig UDW, Inc.			37,120

Electric Services - 5.16%
3,474,380	McKenzie Bay International Ltd. *			97,630

Industrial Organic Chemicals - 3.41%
25,000	Solazyme, Inc. *			64,500

Miscellaneous Electrical Machinery, Equipment & Supplies - 1.63%
20,000	Fuelcell Energy, Inc. *			30,800

Miscellaneous Plastic Products - 0.00%
12	Lightwave Logic, Inc. *			9

Patent Owners & Lessors - 1.37%
236,500	Itus Corp. *			26,015

Petroleum Refining - 0.59%
100	Chevron Corp.			11,218

Pharmaceutical Preparations - 19.69%
7,000	Ligand Pharmacy, Inc. *			372,470

Printed Circuit Boards - 3.55%
6,000	Flextronics International, Ltd. *			67,080

Retail-Eating Places - 5.95%
2,000	Popeyes Louisiana Kitchen, Inc. *			112,540

Rolling Drawing & Extruding of Nonferrous Metals - 4.17%
5,000	Aluminum Co. of America			78,950

Services-Sporting Activities - 2.64%
25,000	Central New York Raceway Park, Inc. (a) *			50,000

Surety Insurance - 2.52%
5,000	MBIA, Inc. *			47,700

Surgical & Medical Instruments - 21.17%
84,332	Transluminal Technologies LLC +			400,577

Trucking (No Local) - 2.38%
2,000	YRC Worldwide, Inc. *			44,980

TOTAL FOR COMMON STOCK (Cost $2,099,408) - 96.34%				$ 1,822,849

SHORT TERM INVESTMENTS - 4.05%
76,655	Huntington U.S. Treasury Money Market IV 0.03% ** (Cost $76,655)			76,655

TOTAL INVESTMENTS (Cost $2,176,063) - 100.39%				$ 1,899,504

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.39%)				(7,436)

NET ASSETS - 100.00%				$ 1,892,068

+ Restricted Security
(a) Does not trade publicly on the exchange.
* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at December 30, 2014.

NOTES TO FINANCIAL STATEMENTS
NYSA Fund
1. SECURITY TRANSACTIONS

At December 30, 2014 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $2,176,063 amounted to $276,559, which consisted of aggregate gross unrealized appreciation of $429,806 and aggregate gross unrealized depreciation of $706,365.

2. SECURITY VALUATIONS

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees.  The Board has adopted guidelines for good faith pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Funds’ investments by the above fair value hierarchy levels as of December 30, 2014:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$1,822,849	$0	$0	$1,822,849
Cash Equivalents	$76,655	$0	$0	$76,655
Total	$1,899,504	$0	$0	$1,899,504

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NYSA Fund

By /s/ Robert F. Cuculich

*Robert F. Cuculich

Chief Executive Officer

Date February 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Robert F. Cuculich

*Robert F. Cuculich

Chief Executive Officer

Date February 26, 2015

By /s/ Benjamin R. Quilty

*Benjamin R. Quilty

Chief Financial Officer

Date February 26, 2015

* Print the name and title of each signing officer under his or her signature.